Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidation

The consolidated financial statements include the financial statements of the Group. The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) to reflect the financial position, results of operations and cash flows of the Group.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

All intercompany transactions and balances among the Group and its subsidiaries have been eliminated upon consolidation.

A non-controlling interest is recognized to reflect the portion of the subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests respectively.

(b) Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, assessment for impairment of long-term investments, long-lived assets and intangible assets, write-down for inventories, allowance for expected credit loss, warrant liabilities, as well as the realization of deferred income tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c) Cash and cash equivalents

Cash and cash equivalents include cash on hand, balances held at financial institutions, and demand deposits with original maturities of three months or less from the date of acquisition. These amounts are readily convertible to known amounts of cash and are not subject to significant risk of changes in value. All cash and cash equivalents are unrestricted as to withdrawal and use.

(d) Restricted cash

Restricted cash consists of litigation frozen deposits.

(e) Accounts receivable, net

Accounts receivable are stated at the original amount less an allowance for credit loss. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Group considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Accounts receivable balances are written off after all collection efforts have been exhausted.

(f) Inventories

Inventories, consisting of smart electric vehicles and auto parts and materials purchased by the Group, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand, as well as the aging of inventory.

(g) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

(h) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	2 years
Trademark	10 years

(i) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

(j) Long term investment

Equity investments accounted for using the equity method

The Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive loss after the date of investing.

Equity investments without readily determinable fair values

The Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the combined statements of operations and comprehensive loss.

The Group makes assessment of whether an investment is impaired based on the performance and financial position of the investee as well as other evidence of market value at each reporting date.

Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive loss if any.

(k) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

•        Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

•        Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial assets and liabilities primarily include cash and cash equivalent, accounts receivable, amounts due from related parties, other receivables (included in prepayments and other current assets), accounts payable, loan from a third party, warrant liabilities, amounts due to related parties, and other payables (included in accrued expenses and other current liabilities).

The warrant liabilities are measured at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements.

The Group’s non-financial assets, such as property and equipment as well as intangible assets, would be measured at fair value only if they were determined to be impaired.

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2024 and 2023.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$52	$—	$—	$52
As of December 31, 2023	$288	$—	$—	$288

During the year ended December 31, 2023, the fair values of the Private Warrants and Representative Warrants previously classified as Level 3 were reclassified to Level 1 within the fair value hierarchy. The reclassification was due to the availability of observable quoted prices in active markets, which replaced the previously used Black-Scholes valuation model based on unobservable inputs as at December 31, 2022. As of December 31, 2024 and 2023, the fair value of the Private Warrants were US$0.03 and US$0.17 per warrant, with an exercise price of US$11.50 per share, and the Representative Warrants were US$0.06 and US$0.33 per warrant, with an exercise price of US$12.00 per share, respectively. The changes for warrant liabilities measured at fair value are as follows:

	Private Warrants	Representative Warrants
Fair value as of December 31, 2021	$—	$—
Acquired from the Business Combination	62	200
Change in fair value	39	199
Fair value as of December 31, 2022	$101	$399
Change in fair value	(43)	(169)
Fair value as of December 31, 2023	$58	$230
Change in fair value	(47)	(189)
Fair value as of December 31, 2024	$11	$41

(l) Current expected credit loss

On January 1, 2023, the Group adopted ASC 326, Financial Instruments — Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model) using the modified retrospective transition method.

The Group’s financial assets subject to the CECL model mainly include accounts receivable, amounts due from related parties and prepaid expenses and other current and non-current assets.

For accounts receivable, the Group estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. For advances to suppliers, amounts due from related parties and prepaid expenses and other current assets, we review them on a periodic basis and make allowances on an individual basis when there is doubt as to the collectability. These amounts are written off after all collection efforts have been exhausted.

For the years ended December 31, 2024, 2023 and 2022, allowance for expected credit losses made by the Group were shown as follows:

	For the years ended December 31,
	2024	2023	2022
Allowance for expected credit losses for accounts receivable, current	$1,493	$3,937	$—
Allowance for expected credit losses for advance to suppliers	649	42,478	—
Allowance for expected credit losses for prepaid expenses and other current assets	3,016	20,187	—
Allowance for expected credit losses for amounts due from related parties	60,495	15,000	—
Allowance for expected credit losses for accounts receivable, non-current	—	3,829	—
Total	$65,653	$85,431	$—

(m) Warrants

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

Management evaluates all of its financial instruments, including issued warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. In accordance with ASC 825-10 “Financial Instruments”, offering costs attributable to the issuance of the warrant liabilities are recognized in the consolidated statement of operations and comprehensive loss as incurred.

The Group issued 350,000 Private Warrants, 690,000 Representative Warrants and 13,800,000 Public Warrants in connection with its Transaction. The Public Warrants met the criteria for equity classification and are recorded as additional paid-in capital on the Consolidated Balance Sheet at the completion of the Business Combination. The Private Warrants contain exercise and settlement features that may change with a change in the holder, which precludes the Private Warrants from being indexed to the Company’s own stock. For Representative Warrants, net cash settlement is assumed under ASC 815-40 as the Company is required to deliver registered shares to the purchasers of Representative Warrants. Therefore, both the Private Warrants and the Representative Warrants are

recognized as warrant liabilities on the Consolidated Balance Sheet at fair value, with subsequent changes in fair value recognized in the Consolidated Statement of Operations and Comprehensive Loss at each reporting date until exercised.

(n) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(o) Revenue recognition

Effective January 1, 2023, the Group adopted Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), using the modified retrospective method. As the Group did not have any revenue transactions in periods prior to adoption, there was no impact on the historical financial statements and no cumulative adjustment to the opening balance of retained earnings.

The Group’s revenues are generated from sales of smart electric vehicles and auto parts and materials.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Group applies the following five steps:

1.      Identification of the contract, or contracts, with the customer;

2.      Identification of the performance obligations in the contract;

3.      Determination of the transaction price;

4.      Allocation of the transaction price to the performance obligations in the contract; and

5.      Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised smart electric vehicles is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those products net of business tax and value added tax. Revenue recognition policy for the revenue stream is as follows:

Sales of smart electric vehicles

The Group generates revenue from sales of smart electric vehicles through purchase orders. The Group identified only one performance obligation to provide customers with vehicles, at a fixed price stated in the purchase orders. Full prepayment is required before or upon the Group’s delivery of the vehicles. Revenue is recognized at a point of time upon the customer’s acceptance of the smart electric vehicles. The Group is deemed as the principal, recognizing revenue on a gross basis as the Group the Group is primary responsible for fulfilling the contract, bears the inventory risk, and has the discretion in establishing the sales price.

In the normal course of business, the Group’s warranties are required by the law and related to the risk of purchasing defective products. In addition, the Group would not sell a warranty separately. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation. The Group recognize the warranty when actual repair or replacement incur as the amount of loss cannot be reasonably estimated due to the very short experience in sales of vehicles.

In the instance that a customer selects to pay by installments for vehicles under an auto financing program provided to the customers by the Group, such arrangement contains a significant financing component and as a result, the transaction price is adjusted to reflect the impact of time value of the transaction price using an applicable discount rate (i.e. the interest rates of the loan reflecting the credit risk of the borrower). Interest income from such arrangements with a significant financing component is presented as other income. Receivables related to the vehicle installment payment are expected to be repaid by customers beyond one year of the dates of the financial statements are recognized as non-current assets. The difference between the gross receivable and the respective present value is recorded as unearned interest income. Interest income from such arrangements with a significant financing component is presented separately from revenue from contracts with customers.

Sales of auto parts and materials

The Group generates revenue from sales of auto parts and materials through purchase orders. The Group considers that there is only one performance obligation to provide customers the specific materials explicitly stated in a sales contract under ASC 606. The transaction price is explicitly agreed on contracts and fixed without any variable consideration. The Group recognizes revenues at a point in time when the control of the auto parts and materials is transferred to the customer upon the customer’s pickup and acceptance of auto parts and materials.

(p) Warranties

The Group provides a one-year manufacturer’s standard warranty on all vehicles sold. The Group accrues a warranty reserve for the vehicles sold by the Group, which includes the Group’s best estimate of the future costs to be incurred in order to repair or replace items under warranties and recalls when identified. These estimates were made based on actual claims incurred to date and an estimate of the nature, frequency and magnitude of future claims with reference made to the past claim history. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The warranty reserve is expected to be incurred within the next 12 months and included within accrued expenses and other liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of sales in the consolidated statements of comprehensive loss.

The Group does not consider standard warranty as being a separate performance obligation as it is intended to provide greater quality assurance to customers and is not viewed as a distinct obligation. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees.

(q) Litigation

The Group and its operations from time to time may be parties to or targets of lawsuits, claims, investigations, and proceedings including product liability, personal injury, patent and intellectual property, commercial, contract, environmental, health and safety, and environmental matters, which are handled and defended in the ordinary course of business. The Group accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Group accrues the minimum amount.

(r) Research and development expenses

Research and development expenses consist primarily of design and development expenses with new technology, payroll and related expenses for research and development professionals, materials and supplies and other R&D related expenses. Research and development expenses are expensed as incurred.

(s) General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost and depreciation related to general and administrative personnel, (ii) share-based compensation, (iii) professional service fees, (iv) allowance for expected credit losses, (v) properties rental fees, and (vi) other corporate expenses.

(t) Selling and marketing expenses

Selling and marketing expenses mainly consist of marketing, promotional and advertising expenses. The advertising expenses were US$0.8 million, US$5.7 million and US$0.9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

(u) Share-based compensation

Share-based compensation expense arises from the contingent payment of issuing Class A ordinary shares as contemplated by the Business Combination Agreement. Share-based compensation expense is recognized using the straight-line method over the vested period. All the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values using quoted market price.

(v) Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to US$0.8 million, US$1.8 million and US$0.9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

(w) Leases

Prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance including ASU No. 2017-13, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, and ASU No. 2019-01 (collectively, “Topic 842”), operating leases were not recognized on the consolidated balance sheets, instead, rental expenses with fixed payments were recognized on a straight-line basis over the lease term.

Effective January 1, 2022, the Group adopted Topic 842 using a modified retrospective transition approach for leases that exist at, or are entered into after January 1, 2022, and has not recast the comparative periods presented in the consolidated financial statements. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease terms.

(x) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($13,700). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group accrued income tax payable of US$9 as of December 31, 2024 and 2023. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive loss for the years ended December 31, 2024, 2023 and 2022 respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(y) Foreign currency transactions and translations

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in China, Dubai and the United States use their respective currencies Renminbi (“RMB”), United Arab Emirates Dirham (“AED”), and US$ as their functional currencies.

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the financial expenses in consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

		As of December 31,
Balance sheet items, except for equity accounts		2024	2023
US$	against RMB	7.2993	7.0999
US$	against AED	3.6726	3.6738
Items in the statements of operations and comprehensive loss, and statements of cash flows		For the years ended December 31,
		2024	2023	2022
US$	against RMB	7.1957	7.0809	6.7290
US$	against AED	3.6726	3.6843	3.6709

No representation is made that the RMB and AED amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(z) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

(aa) Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting.

Geographic information

The majority of the Group’s long-lived assets as of December 31, 2024 and 2023, were located in the Mainland China, the United States, the United Arab Emirates. The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:

	As of December 31,
	2024	2023
The United States	$151	$71,141
The United Arab Emirates	6,125	8,602
Mainland China	2,637	3,637
Total	$8,913	$83,380

Long-lived assets as presented above include property and equipment, intangible assets, and right-of-use assets. The disclosure also includes certain non-tangible and financial assets (e.g., PIPE escrow account) for informational purposes, although these are not classified as long-lived assets under ASC 280.

(bb) Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (Subtopic 220-40). The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.